INTEREST BEARING BANK BORROWINGS (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF INTEREST BEARING BANK BORROWINGS
	As of	As of
	March 31, 2025	September 30, 2025
	HK$	HK$
Bank loans secured and repayable
Within 12 months	7,978,822	3,374,713
Over 1 year	5,859,581	5,648,598
Total	13,838,403	9,023,311

	As of March 31,
	2024	2025
	HKD	HKD
Bank loans secured and repayable
Within 12 months	642,015	7,978,822
Over 1 year	3,093,858	5,859,581
Total	3,735,873	13,838,403

SCHEDULE OF PRINCIPAL REPAYMENTS TO MATURITY	Principal repayments to maturity by fiscal year are as follows:
Year ended March 31,	HKD
2026	$7,978,822
2027	992,050
Thereafter	4,867,531
Total	$13,838,403

SCHEDULE OF PRINCIPAL REPAYMENTS TO MATURITY

The following tables summarize the maturity of the bank borrowings as at March 31, 2025 and September 30, 2025:

	As at March 31, 2025		As at September 30, 2025
	Carrying amount	Undiscounted cashflow	Carrying amount	Undiscounted cashflow
	HKD	HKD	HKD	HKD
With one year	7,978,822	8,391,086	3,374,713	3,963,197
One to two years	992,050	1,335,537	1,256,086	1,573,351
Over two years	4,867,531	5,585,509	4,392,512	4,656,282
Total	13,838,403	15,312,132	9,023,311	10,192,830